Warrant derivative liability - Fair value measurements and valuation techniques (Q3) (Details) - Warrant	Sep. 30, 2020	Dec. 31, 2019	May 06, 2019
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.49	2.70	6.00
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.65	1.62	3.90
Expected remaining term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.22
Expected remaining term (in years) | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability		0.95	1.60
Expected remaining term (in years) | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability		1.02	1.68
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.75	0.69	0.64
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability	0.0009	0.0160	0.0239